4. Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB effective from 2019 (Tables)	12 Months Ended
Dec. 31, 2020
Adoption Of New Standards Amendments To And Interpretations Of Existing Standards Issued By Iasb Effective From 2019
Schedule of new and amendments standards and interpretations starting at the current year

In 2020, the Group applied amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2020. The main new standards adopted are as follows:

Statement	Description	Impact
Changes in IFRS 3: Definition of business	Describe that to be considered a business an integrated set activities and assets must include, at least, input of resources and a substantive process, that together contribute significantly to the capacity to generate output of resources.	These changes did not have any impact in the consolidated financial statements.
Revision of the Conceptual Framework	Concepts and guidelines on presentation and disclosure, measurement basis, financial report objectives and useful information.	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 9: Reform of the reference interest rate	The amendments to standard IFRS 9 provide exemptions that apply to all hedge relationships directly affected by the reference interest rate reform. A relationship of hedge is directly affected if the reform raises uncertainties about the period, or the value, of cash flows based on the reference interest rate of the hedge item or hedging instrument.	These changes did not have any impact in the consolidated financial statements.
Amendments to IAS 1 and IAS 8 - Definition of materiality	In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 16: Benefits provided to lessees in connection with the COVID-19 pandemic	Amendments related to concession to tenants, in the application of the guidelines of IFRS 16, on the modification of the lease, when accounting for related benefits as a direct consequence of the Covid-19 pandemic.	These changes did not have any impact in the consolidated financial statements.

Schedule of new and revised standards and interpretations issued and not yet adopted

The Group has not early adopted the following new and revised IFRSs, which have already been issued but not yet in effect, up to the date of the issuance of the Group’s consolidated financial statements:

Accounting pronouncement	Description	Applicable to annual periods starting in or after
Amendments to IAS 1: Classification of liabilities as current or non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, in order to specify the requirements for classifying the liability as current or non-current. The amendments clarify:

• Which means a right to postpone liquidation;

• That the right to postpone must exist on the base date of the report;

• That this classification is not affected by the likelihood that an entity will exercise its right to postpone

• That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification

The amendments effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is currently assessing the impact that the amendments will have on current practice and whether existing loan agreements may require renegotiation..

01/01/2023